Regulatory Assets and Liabilities (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Regulatory Assets and Liabilities [Line Items]
Schedule of Regulatory Assets
The following table summarizes Cleco’s net regulatory assets and liabilities:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Total Cleco Power regulatory assets, net	$144,727	$152,549
2016 Merger adjustments (1)
Fair value of long-term debt	125,105	127,977
Postretirement costs	16,902	17,399
Financing costs	7,849	7,935
Debt issuance costs	5,504	5,665
Total Cleco regulatory assets, net	$300,087	$311,525

(1) Cleco regulatory assets include acquisition accounting adjustments as a result of the 2016 Merger.

The following table summarizes Cleco’s net regulatory assets and liabilities:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Total Cleco Power regulatory assets, net	$152,549	$134,755
2016 Merger adjustments (1)
Fair value of long-term debt	127,977	138,701
Postretirement costs	17,399	19,387
Financing costs	7,935	8,279
Debt issuance costs	5,665	6,252
Total Cleco regulatory assets, net	$311,525	$307,374

(1) Cleco regulatory assets include acquisition accounting adjustments as a result of the 2016 Merger.

Schedule of Regulatory Liabilities
The following table summarizes Cleco’s net regulatory assets and liabilities:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Total Cleco Power regulatory assets, net	$152,549	$134,755
2016 Merger adjustments (1)
Fair value of long-term debt	127,977	138,701
Postretirement costs	17,399	19,387
Financing costs	7,935	8,279
Debt issuance costs	5,665	6,252
Total Cleco regulatory assets, net	$311,525	$307,374

(1) Cleco regulatory assets include acquisition accounting adjustments as a result of the 2016 Merger.

Cleco Power
Regulatory Assets and Liabilities [Line Items]
Schedule of Regulatory Assets
The following table summarizes Cleco Power’s regulatory assets and liabilities:

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Regulatory assets (liabilities)
Deferred taxes, net	$(146,225)	$(146,948)
Interest costs	3,896	3,958
AROs	3,815	3,668
Postretirement costs	147,889	151,543
Tree trimming costs	11,384	11,341
Training costs	6,202	6,241
Surcredits, net (1)	72	145
AMI deferred revenue requirement	3,000	3,136
Emergency declarations	948	1,349
Production operations and maintenance expenses	6,756	7,985
AFUDC equity gross-up (1)	71,992	72,766
Acadia Unit 1 acquisition costs	2,098	2,124
Financing costs	7,461	7,554
Coughlin transaction costs	899	906
Corporate franchise tax, net	(1,145)	(1,145)
Non-service cost of postretirement benefits	7,551	6,739
Energy efficiency	2,820	2,820
Accumulated deferred fuel	16,353	22,910
Other, net	(1,039)	(4,543)
Total regulatory assets, net	$144,727	$152,549

(1) Represents regulatory assets for past expenditures that were not earning a return on investment at March 31, 2020, and December 31, 2019, respectively. All other assets are earning a return on investment.

The following table summarizes Cleco Power’s regulatory assets and liabilities:

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018	REMAINING RECOVERY PERIOD (YRS.)
Regulatory assets (liabilities)
Deferred taxes, net	(146,948)	(155,537)	*
Mining costs	—	1,274	—
Interest costs	3,958	4,208	*
AROs	3,668	3,099	*
Postretirement costs	151,543	140,245	*
Tree trimming costs	11,341	9,069	*
Training costs	6,241	6,396	40
Surcredits, net (1)	145	289	*
AMI deferred revenue requirement	3,136	3,681	6
Emergency declarations	1,349	2,980	*
Production operations and maintenance expenses	7,985	12,245	*
AFUDC equity gross-up (1)	72,766	71,952	*
Acadia Unit 1 acquisition costs	2,124	2,230	20
Financing costs	7,554	7,923	*
Coughlin transaction costs	906	938	29.5
Corporate franchise tax, net	(1,145)	1,416	*
Non-service cost of postretirement benefits	6,739	4,629	*
Energy efficiency	2,820	2,585	*
Accumulated deferred fuel	22,910	20,112	*
Other, net	(4,543)	(4,979)	*
Total regulatory assets, net	$152,549	$134,755

(1) Represents regulatory assets for past expenditures that were not earning a return on investment at December 31, 2019, and 2018, respectively. All other assets are earning a return on investment.

* For information related to the remaining recovery periods, refer to the following disclosures for each specific regulatory asset.

Schedule of Regulatory Liabilities
The following table summarizes Cleco Power’s regulatory assets and liabilities:

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Regulatory assets (liabilities)
Deferred taxes, net	$(146,225)	$(146,948)
Interest costs	3,896	3,958
AROs	3,815	3,668
Postretirement costs	147,889	151,543
Tree trimming costs	11,384	11,341
Training costs	6,202	6,241
Surcredits, net (1)	72	145
AMI deferred revenue requirement	3,000	3,136
Emergency declarations	948	1,349
Production operations and maintenance expenses	6,756	7,985
AFUDC equity gross-up (1)	71,992	72,766
Acadia Unit 1 acquisition costs	2,098	2,124
Financing costs	7,461	7,554
Coughlin transaction costs	899	906
Corporate franchise tax, net	(1,145)	(1,145)
Non-service cost of postretirement benefits	7,551	6,739
Energy efficiency	2,820	2,820
Accumulated deferred fuel	16,353	22,910
Other, net	(1,039)	(4,543)
Total regulatory assets, net	$144,727	$152,549

(1) Represents regulatory assets for past expenditures that were not earning a return on investment at March 31, 2020, and December 31, 2019, respectively. All other assets are earning a return on investment.

The following table summarizes Cleco Power’s regulatory assets and liabilities:

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018	REMAINING RECOVERY PERIOD (YRS.)
Regulatory assets (liabilities)
Deferred taxes, net	(146,948)	(155,537)	*
Mining costs	—	1,274	—
Interest costs	3,958	4,208	*
AROs	3,668	3,099	*
Postretirement costs	151,543	140,245	*
Tree trimming costs	11,341	9,069	*
Training costs	6,241	6,396	40
Surcredits, net (1)	145	289	*
AMI deferred revenue requirement	3,136	3,681	6
Emergency declarations	1,349	2,980	*
Production operations and maintenance expenses	7,985	12,245	*
AFUDC equity gross-up (1)	72,766	71,952	*
Acadia Unit 1 acquisition costs	2,124	2,230	20
Financing costs	7,554	7,923	*
Coughlin transaction costs	906	938	29.5
Corporate franchise tax, net	(1,145)	1,416	*
Non-service cost of postretirement benefits	6,739	4,629	*
Energy efficiency	2,820	2,585	*
Accumulated deferred fuel	22,910	20,112	*
Other, net	(4,543)	(4,979)	*
Total regulatory assets, net	$152,549	$134,755

(1) Represents regulatory assets for past expenditures that were not earning a return on investment at December 31, 2019, and 2018, respectively. All other assets are earning a return on investment.

* For information related to the remaining recovery periods, refer to the following disclosures for each specific regulatory asset.